ORDINARY SHARES (Details) - USD ($)							12 Months Ended
	May 21, 2019	Sep. 27, 2015	Sep. 07, 2015	Jun. 08, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ORDINARY SHARES [Line Items]
Total purchase price							$ 6,853,826
Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Common shares remain for future issuance							636,818	692,846	900,818
Unicorn
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration	632,660,858
Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Shares issued pursuant to supplemental agreement			$ 15,000,000
Stock Issued During Period, Shares, Other			27,000,000
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost						$ 37,294,600
IPO related cost						$ 3,000,000
Ordinary shares issued for consideration							632,660,858
Total purchase price							$ 6,327
Ordinary shares issued upon the exercise of their share options							56,028	207,972	1,042,002
Ordinary shares [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank		38,363,112					38,363,112
Ordinary shares [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Shares issued						72,000,000
Ordinary shares issued for consideration				741,422,780
Ordinary shares issued upon the exercise of their share options							37,614,238	37,670,266	37,462,294
Ordinary shares [Member] | Unicorn
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration	632,660,858
Ordinary shares [Member] | Mr. Xu [Member]
ORDINARY SHARES [Line Items]
Amount of Mr. Xu's indebtedness converted into ordinary shares						$ 69,400,000
Ordinary shares issued upon conversion of Mr. Xu's debt						124,835,802
Stock Issued During Period, Shares, Other			27,000,000
Ordinary shares [Member] | Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration				72,000,000
Purchase price (in dollars per share)				$ 0.5556
Total purchase price				$ 40,000,000
Ordinary shares [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					3,960,000
ADS [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank		2,131,284
ADS [Member] | Unicorn
ORDINARY SHARES [Line Items]
Purchase price (in dollars per share)	$ 1.95
ADS [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued						4,000,000
Price per share						$ 10
ADS [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					220,000
Price per share					$ 10
Series A-1 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						12,202,988
Series A-2 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						122,029,877
Series B Preferred Shares [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						30,507,471